Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

January 25, 2019
Re:   Allianz Life Insurance Company of North America
Post-Effective Amendment No.6, File No. 333-213125 (Index Advantage ADV)
Post-Effective Amendment No.4, File No. 333-215103 (Index Advantage NF)
Post-Effective Amendment No.2, File No. 333-222817 (Index Advantage Income)
Allianz Life Insurance Company of New York
Post-Effective Amendment No. 2, File No. 333-224317 (Index Advantage New York)

Dear Mr. Cowan:
A post-effective amendment to each of the above-referenced registration statements was submitted to the Commission on December 14, 2018. These registration statements included conforming changes to changes that had been made previously to the Allianz Index Advantage annuity “base product” (Index Advantage). These changes had been filed on August 31, 2018, and reviewed by you (File No. 333-224310).
Subsequently, Allianz filed an additional amendment to the registration statement for the Index Advantage “base product.” This filing, Post-Effective Amendment No. 2 to Registration Statement File No. 333-224310, was filed on January 4, 2019, and included the following contract updates:
•	Automatic Performance Lock - allows upper and lower targets to be set by the customer to lock in Index Option Value when a target is reached
•	iShares® MSCI Emerging Markets ETF - new Index Option added to existing crediting methods (except in NY)
•	Accumulated Alternate Interest reduction for newly issued contracts (except in NY)
•	Allow eligible person(s) to be updated with ownership and beneficiary changes after issue (Index Advantage Income)
Changes in addition to those listed above include movement of the Performance Lock discussion to the Summary section of the prospectus and simplification of the Annual Contract Fees discussion in section 6, Expenses.
The above-referenced Post-Effective amendments are now being filed for the other four products in the Index Advantage group of products, to conform these products to the changes that were previously made to the Index Advantage base product. The above-referenced filings include revisions that are substantially similar to the revisions that were filed for the Index Advantage base product.
Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2018, will be provided by an additional post-effective amendment on forms S-1 and N-4.
For the convenience of the staff in reviewing the Registration Statement, a red-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America
By: /s/ Stewart D. Gregg
            Stewart D. Gregg